Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Fixed maturity securities available-for-sale, amortized cost	$ 51.2	$ 32.0
Equity securities available-for-sale, cost	$ 0.1	$ 0.1
Common stock, par value (in dollars per share)	$ 20	$ 20
Common stock, shares authorized (in shares)	100,000	100,000
Common stock, shares issued (in shares)	100,000	100,000
Common stock, shares outstanding (in shares)	100,000	100,000